Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices on Timing of Equity Awards
We do not have any program, plan or obligation that requires us to grant equity awards on specified dates. We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and do not take material nonpublic information into account when determining the timing and terms of equity awards. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives. During 2024, the Compensation Committee did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and do not take material nonpublic information into account when determining the timing and terms of equity awards.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false